Income Taxes - Schedule Components of the Company's Income Tax Expense (Detail) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Current Income Tax Expense (Benefit), Continuing Operations [Abstract]
Foreign					$ 8,883	$ 5,252
Effective tax rate, Amount	$ 10,000	$ 1,000	$ 8,000	$ 7,000	$ 8,883	$ 5,252